Income Taxes - Schedule of Provision for Income Taxes (Details)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
Tax benefits at statutory rate	21.00%	21.00%
State income tax benefits, net of federal	7.70%	7.70%
Tax rate adjustment to deferred tax assets	3.20%
Net effective rate	31.90%	28.70%